RELATED PARTY TRANSACTIONS (Details 6) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Lease Income From Related Parties Amount	$ 45,475	$ 0	$ 0
Hollysys Machine [Member]
Lease Income From Related Parties Amount	$ 45,475	$ 0	$ 0